Expense Example, No Redemption - PGIM Jennison Global Opportunities Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	654	901	1,167	1,924	194	600	1,032	2,051	94	293	509	1,131	136	435	756	1,664	111	583	1,082	2,456	85	265	460	1,025